FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2011
REGISTRATION NOS. 33-21677 AND 811-5547

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 77 ☑
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 80 ☑
LAUDUS TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	Copies to:
David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105	Douglas P. Dick, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006-2401
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EXHIBIT INDEX

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 77 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 4th day of October, 2011.

LAUDUS TRUST Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 4th day of October, 2011.

Signature	Title

Charles R. Schwab*	Chairman and Trustee

Charles R. Schwab

Walter W. Bettinger, II*	Trustee

Walter W. Bettinger, II

Mariann Byerwalter*	Trustee

Mariann Byerwalter

John F. Cogan*	Trustee

John F. Cogan

William A. Hasler*	Trustee

William A. Hasler

Gerald B. Smith*	Trustee

Gerald B. Smith

David L. Mahoney*	Trustee

David L. Mahoney

Joseph H. Wender*	Trustee

Joseph H. Wender

Kiran M. Patel*	Trustee

Kiran M. Patel

Marie Chandoha*	President and Chief Executive Officer

Marie Chandoha

George Pereira*	Treasurer and Principal Financial Officer

George Pereira

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

EX 101.INS	XBRL Taxonomy Instance Document

EX 101.SCH	XBRL Taxonomy Schema Document

EX 101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX 101.DEF	XBRL Taxonomy Definition Linkbase Document

EX 101.LAB	XBRL Taxonomy Label Linkbase Document

EX 101.PRE	XBRL Taxonomy Presentation Linkbase Document